Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets pledged as collateral
Cash and balances at central banks pledged as collateral	$ 1,031	$ 876
Financial assets at fair value held for trading	84,065	71,050
of which: assets pledged as collateral which may be sold or repledged by counterparties	44,627	38,532
Loans and advances to customers	71,189	71,887
Financial assets at fair value not held for trading	4,670	3,645
of which: assets pledged as collateral that may be sold or repledged by counterparties	3,202	2,566
Other financial assets measured at amortized cost	10,150	8,703
of which: assets pledged as collateral that may be sold or repledged by counterparties	8,689	7,891
Financial assets measured at fair value through other comprehensive income	43
of which: assets pledged as collateral that may be sold or repledged by counterparties	43
Total financial assets pledged as collateral	171,149	156,160
Other restricted financial assets
Amounts due from banks	2,794	2,473
Financial assets at fair value held for trading	179	264
Cash collateral receivables on derivative instruments	8,406	8,006
Loans and advances to customers	146	186
Other financial assets measured at amortized cost	4,852	4,184
Financial assets at fair value not held for trading	24,467	20,377
Financial assets measured at fair value through other comprehensive income	1,843	1,863
Other	285	128
Total other restricted financial assets	42,971	37,481
Total financial assets pledged and other restricted financial assets	214,120	193,641
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes, as well as undrawn contingency funding facilities	$ 42,600	$ 30,500